Property, plant and equipment, intangible assets and Right-of-use assets - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statements [Line Items]
Purchase of property, plant and equipment	€ 2.2	€ 11.6	€ 9.7	€ 15.7
Office Equipment And Installations [Member]
Statements [Line Items]
Purchase of property, plant and equipment			€ 6.3
Rental Land [Member]
Statements [Line Items]
Addition to right-of-use assets	2.4
Right of use assets modification increase	€ 1.2